CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	9 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Sep. 07, 2012	Mar. 28, 2014	Mar. 29, 2013	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 08, 2012
Predecessor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	$ 514,445,000
Comprehensive income (loss):
Net (loss) income	12,824,000
Foreign currency translation adjustments	303,000
Comprehensive (loss) income	13,127,000
Share-based compensation	15,169,000
Issuance of common stock from exercise of stock options	2,188,000
Issuance of common stock from vesting of restricted share units	1,000
Excess tax benefits on stock options exercised and other vested share-based payments	4,292,000
Repurchases of common stock	(1,450,000)
Predecessor | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance (in shares)	33,558,842
Balance	335,000
Comprehensive income (loss):
Issuance of common stock from exercise of stock options (in shares)	156,297
Issuance of common stock from exercise of stock options	2,000
Issuance of common stock from vesting of restricted units (in shares)	253,839
Issuance of common stock from vesting of restricted share units	3,000
Predecessor | Treasury Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance (in shares)	1,962,227
Balance	(28,351,000)
Comprehensive income (loss):
Repurchases of common stock (shares)	75,025
Repurchases of common stock	(1,450,000)
Predecessor | Additional Paid-In Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	599,923,000
Comprehensive income (loss):
Share-based compensation	15,169,000
Issuance of common stock from exercise of stock options	2,186,000
Issuance of common stock from vesting of restricted share units	(2,000)
Excess tax benefits on stock options exercised and other vested share-based payments	4,292,000
Predecessor | Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	(59,150,000)
Comprehensive income (loss):
Net (loss) income	12,824,000
Comprehensive (loss) income	12,824,000
Predecessor | Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	1,688,000
Comprehensive income (loss):
Foreign currency translation adjustments	303,000
Comprehensive (loss) income	303,000
Successor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance		356,853,000	357,470,000	357,470,000	356,853,000	357,470,000
Comprehensive income (loss):
Net (loss) income		(6,094,000)	(1,480,000)	(28,444,000)	(47,072,000)	(6,340,000)
Foreign currency translation adjustments				(33,000)	(586,000)	(546,000)
Comprehensive (loss) income				(28,477,000)	(47,658,000)	(6,886,000)
Capital contribution, net				374,534,000
Share-based compensation				9,958,000	3,720,000	5,330,000
Issuance of common stock from exercise of stock options (in shares)					3,165,000
Issuance of common stock from exercise of stock options				1,455,000
Issuance of common stock from vesting of restricted share units					0
Excess tax benefits on stock options exercised and other vested share-based payments					419,000
Repurchases of common stock					(708,000)
Issuance of common stock					726,000	939,000
Successor | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance (in shares)		1,478,151	1,474,465	1,474,465	1,478,151	1,474,465
Balance		15,000	15,000	15,000	15,000	15,000
Comprehensive income (loss):
Capital contribution, net (in shares)				14,000
Capital contribution, net				1,468,763
Issuance of common stock from exercise of stock options (in shares)				5,702	20,818
Issuance of common stock from exercise of stock options				1,000	0
Issuance of common stock from vesting of restricted units (in shares)					115
Issuance of common stock from vesting of restricted share units					0
Issuance of common stock (in shares)					2,334	3,686
Issuance of common stock					0	0
Successor | Treasury Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance (in shares)		0		0	0		0
Balance		0		0	0		0
Comprehensive income (loss):
Repurchases of common stock (shares)					2,276
Repurchases of common stock					(708,000)
Successor | Additional Paid-In Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance		392,201,000	385,932,000	385,932,000	392,201,000	385,932,000
Comprehensive income (loss):
Capital contribution, net				374,500,000
Share-based compensation				9,958,000	3,720,000	5,330,000
Issuance of common stock from exercise of stock options (in shares)					3,165,000
Issuance of common stock from exercise of stock options				1,454,000
Excess tax benefits on stock options exercised and other vested share-based payments					419,000
Issuance of common stock					726,000	939,000
Successor | Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance		(34,784,000)	(28,444,000)	(28,444,000)	(34,784,000)	(28,444,000)
Comprehensive income (loss):
Net (loss) income				(28,444,000)	(47,072,000)	(6,340,000)
Comprehensive (loss) income				(28,444,000)	(47,072,000)	(6,340,000)
Successor | Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance		(579,000)	(33,000)	(33,000)	(579,000)	(33,000)
Comprehensive income (loss):
Foreign currency translation adjustments				(33,000)	(586,000)	(546,000)
Comprehensive (loss) income				$ (33,000)	$ (586,000)	$ (546,000)